Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 26,997	$ 29,334
SLF Asset Management
Disclosure of operating segments [line items]
Revenue	4,124	4,082
SLF Asset Management | United States
Disclosure of operating segments [line items]
Revenue	3,945	3,961
SLF Asset Management | United Kingdom
Disclosure of operating segments [line items]
Revenue	0	0
SLF Asset Management | Canada
Disclosure of operating segments [line items]
Revenue	179	121
SLF Asset Management | Other countries
Disclosure of operating segments [line items]
Revenue	0	0
Corporate
Disclosure of operating segments [line items]
Revenue	239	752
Corporate | United States
Disclosure of operating segments [line items]
Revenue	58	147
Corporate | United Kingdom
Disclosure of operating segments [line items]
Revenue	142	577
Corporate | Canada
Disclosure of operating segments [line items]
Revenue	38	20
Corporate | Other countries
Disclosure of operating segments [line items]
Revenue	$ 1	$ 8